Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value

		Quantity
Description	Company’s capital	Common shares	Preferred shares

At December 31, 2020	2,246,367	928,965,058	331,644,724
Share-based payment	44,509	—	2,035,286
At December 31, 2021	2,290,876	928,965,058	333,680,010
Share-based payment	23,065	—	1,943,398
At December 31, 2022	2,313,941	928,965,058	335,623,408

Company shareholding structure
Company shareholding structure is presented below:

	December 31, 2022			December 31, 2021
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	2.2%	4.5%	67.0%	1.7%	4.0%
Acionistas Trip (a)	33.0%	4.4%	5.4%	33.0%	5.5%	6.5%
United Airlines Inc	—%	8.0%	7.8%	—%	8.1%	7.8%
Blackrock	—%	5.0%	4.8%	—%	—%	—%
Others	—%	80.3%	77.4%	—%	84.6%	81.6%
Treasury shares	—%	0.1%	0.1%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)     This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.

Schedule of Treasury Shares

Description	Number of shares	Amount paid

At December 31, 2020	265,461	13,182
Repurchase	477,800	16,198
Transfers	(358,732)	(17,421)
At December 31, 2021	384,529	11,959
Repurchase	313,102	3,923
Transfers	(347,632)	(5,678)
At December 31, 2022 (a)	349,999	10,204

(a)    Average cost of R$29.15